Employee Benefit Plans (Pension and OPEB Costs Recognized as Expense) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of net OPEB costs:
Net costs	$ 23	$ 26	$ 104	$ 147	$ 143
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net amounts recognized as operation and maintenance expense or other deductions	19	19
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate			4.18%	3.54%	4.05%
Expected return on plan assets			5.42%	5.11%	5.17%
Rate of compensation increase			4.53%	4.46%	3.33%
Components of net OPEB costs:
Service cost	8	7	$ 25	$ 27	$ 24
Interest cost	25	32	128	121	131
Expected return on assets	(27)	(30)	(119)	(120)	(115)
Amortization of net loss	12	7	29	49	45
Net costs	$ 18	16	63	77	85
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)				67	(11)
Amortization of net loss			(29)	(49)	(45)
Plan amendments
Total recognized as regulatory assets or other comprehensive income			(29)	18	(56)
Net amounts recognized as operation and maintenance expense or other deductions			$ 34	$ 95	$ 29
OPEB Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	3.29%		4.41%	3.73%	4.35%
Expected return on plan assets	5.90%		6.19%	6.20%	6.10%
Components of net OPEB costs:
Service cost	$ 1	2	$ 6	$ 8	$ 7
Interest cost	8	11	43	44	47
Expected return on assets	(2)	(2)	(7)	(9)	(8)
Amortization of prior service cost (credit)	(5)	(5)	(20)	(30)	(20)
Amortization of net loss	3	4	19	57	32
Net costs	$ 5	$ 10	41	70	58
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)			(22)	(177)	139
Amortization of net loss			(19)	(57)	(32)
Plan amendments					(78)
Amortization of prior service cost (credit)			20	30	20
Total recognized as regulatory assets or other comprehensive income			(21)	(204)	49
Net amounts recognized as operation and maintenance expense or other deductions			$ 20	$ (134)	$ 107